Loans and Allowance for Credit Losses (Credit Quality Indicators of Loans and Year of Origination by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Commercial [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		¥ 29,805,641
Term loans amortized cost basis, 2019		10,256,709
Term loans amortized cost basis, 2018		9,410,172
Term loans amortized cost basis, 2017		5,360,221
Term loans amortized cost basis, 2016		4,736,515
Term loans amortized cost basis, Prior		6,945,092
Revolving loans amortized cost basis		19,401,336
Revolving loans converted to term loans amortized cost basis		9,776
Total	[1]	85,925,462
Commercial [Member] | Domestic [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		22,402,694
Term loans amortized cost basis, 2019		6,392,946
Term loans amortized cost basis, 2018		6,126,746
Term loans amortized cost basis, 2017		3,840,964
Term loans amortized cost basis, 2016		3,649,145
Term loans amortized cost basis, Prior		5,286,408
Revolving loans amortized cost basis		6,934,308
Total	[1]	54,633,211
Commercial [Member] | Domestic [Member] | Normal [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		21,936,776
Term loans amortized cost basis, 2019		6,058,126
Term loans amortized cost basis, 2018		5,915,318
Term loans amortized cost basis, 2017		3,666,734
Term loans amortized cost basis, 2016		3,551,332
Term loans amortized cost basis, Prior		4,847,597
Revolving loans amortized cost basis		6,604,586
Total	[1]	52,580,469
Commercial [Member] | Domestic [Member] | Close Watch [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		431,223
Term loans amortized cost basis, 2019		319,073
Term loans amortized cost basis, 2018		195,630
Term loans amortized cost basis, 2017		162,176
Term loans amortized cost basis, 2016		74,698
Term loans amortized cost basis, Prior		317,622
Revolving loans amortized cost basis		306,236
Total	[1]	1,806,658
Commercial [Member] | Domestic [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		34,695
Term loans amortized cost basis, 2019		15,747
Term loans amortized cost basis, 2018		15,798
Term loans amortized cost basis, 2017		12,054
Term loans amortized cost basis, 2016		23,115
Term loans amortized cost basis, Prior		121,189
Revolving loans amortized cost basis		23,486
Total	[1]	246,084
Commercial [Member] | Foreign [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		7,402,947
Term loans amortized cost basis, 2019		3,863,763
Term loans amortized cost basis, 2018		3,283,426
Term loans amortized cost basis, 2017		1,519,257
Term loans amortized cost basis, 2016		1,087,370
Term loans amortized cost basis, Prior		1,658,684
Revolving loans amortized cost basis		12,467,028
Revolving loans converted to term loans amortized cost basis		9,776
Total	[1]	31,292,251
Commercial [Member] | Foreign [Member] | Normal [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		7,158,793
Term loans amortized cost basis, 2019		3,704,240
Term loans amortized cost basis, 2018		3,155,261
Term loans amortized cost basis, 2017		1,423,064
Term loans amortized cost basis, 2016		1,032,052
Term loans amortized cost basis, Prior		1,534,943
Revolving loans amortized cost basis		12,231,018
Revolving loans converted to term loans amortized cost basis		9,776
Total	[1]	30,249,147
Commercial [Member] | Foreign [Member] | Close Watch [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		200,305
Term loans amortized cost basis, 2019		118,027
Term loans amortized cost basis, 2018		91,867
Term loans amortized cost basis, 2017		60,422
Term loans amortized cost basis, 2016		51,433
Term loans amortized cost basis, Prior		69,436
Revolving loans amortized cost basis		197,405
Total	[1]	788,895
Commercial [Member] | Foreign [Member] | Likely to Become Bankrupt or Legally / Virtually Bankrupt [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		43,849
Term loans amortized cost basis, 2019		41,496
Term loans amortized cost basis, 2018		36,298
Term loans amortized cost basis, 2017		35,771
Term loans amortized cost basis, 2016		3,885
Term loans amortized cost basis, Prior		54,305
Revolving loans amortized cost basis		38,605
Total	[1]	254,209
Residential [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		623,328
Term loans amortized cost basis, 2019		847,314
Term loans amortized cost basis, 2018		822,883
Term loans amortized cost basis, 2017		892,166
Term loans amortized cost basis, 2016		1,304,110
Term loans amortized cost basis, Prior		8,660,022
Revolving loans amortized cost basis		32,984
Revolving loans converted to term loans amortized cost basis		8
Total	[1]	13,182,815
Residential [Member] | Accrual [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		623,035
Term loans amortized cost basis, 2019		846,787
Term loans amortized cost basis, 2018		822,411
Term loans amortized cost basis, 2017		891,407
Term loans amortized cost basis, 2016		1,302,427
Term loans amortized cost basis, Prior		8,599,621
Revolving loans amortized cost basis		30,897
Total	[1]	13,116,585
Residential [Member] | Nonaccrual [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		293
Term loans amortized cost basis, 2019		527
Term loans amortized cost basis, 2018		472
Term loans amortized cost basis, 2017		759
Term loans amortized cost basis, 2016		1,683
Term loans amortized cost basis, Prior		60,401
Revolving loans amortized cost basis		2,087
Revolving loans converted to term loans amortized cost basis		8
Total	[1]	66,230
Card [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		14
Term loans amortized cost basis, 2019		96
Term loans amortized cost basis, 2018		171
Term loans amortized cost basis, 2017		304
Term loans amortized cost basis, 2016		110
Term loans amortized cost basis, Prior		513
Revolving loans amortized cost basis		417,804
Revolving loans converted to term loans amortized cost basis		60,284
Total	[1]	479,296
Card [Member] | Accrual [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		1
Term loans amortized cost basis, 2019		10
Term loans amortized cost basis, 2018		13
Term loans amortized cost basis, 2017		19
Term loans amortized cost basis, 2016		7
Term loans amortized cost basis, Prior		79
Revolving loans amortized cost basis		404,301
Revolving loans converted to term loans amortized cost basis		14,666
Total	[1]	419,096
Card [Member] | Nonaccrual [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		13
Term loans amortized cost basis, 2019		86
Term loans amortized cost basis, 2018		158
Term loans amortized cost basis, 2017		285
Term loans amortized cost basis, 2016		103
Term loans amortized cost basis, Prior		434
Revolving loans amortized cost basis		13,503
Revolving loans converted to term loans amortized cost basis		45,618
Total	[1]	60,200
MUAH [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated		0	¥ 365
MUAH [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020	[2]	1,406,996
Term loans amortized cost basis, 2019	[2]	1,366,930
Term loans amortized cost basis, 2018	[2]	915,570
Term loans amortized cost basis, 2017	[2]	861,742
Term loans amortized cost basis, 2016	[2]	770,568
Term loans amortized cost basis, Prior	[2]	1,291,561
Revolving loans amortized cost basis	[2]	1,882,377
Total	[1],[2]	8,495,744
MUAH [Member] | Accrual [Member] | Credit Quality Based on the Number of Delinquencies [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		472,892
Term loans amortized cost basis, 2019		608,580
Term loans amortized cost basis, 2018		324,369
Term loans amortized cost basis, 2017		552,380
Term loans amortized cost basis, 2016		516,051
Term loans amortized cost basis, Prior		656,087
Revolving loans amortized cost basis		130,514
Total	[1]	3,260,873
MUAH [Member] | Nonaccrual [Member] | Credit Quality Based on the Number of Delinquencies [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2019		725
Term loans amortized cost basis, 2018		518
Term loans amortized cost basis, 2017		1,139
Term loans amortized cost basis, 2016		1,035
Term loans amortized cost basis, Prior		14,801
Revolving loans amortized cost basis		828
Total	[1]	19,046
MUAH [Member] | Pass [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		920,959
Term loans amortized cost basis, 2019		707,841
Term loans amortized cost basis, 2018		486,354
Term loans amortized cost basis, 2017		287,316
Term loans amortized cost basis, 2016		236,715
Term loans amortized cost basis, Prior		542,634
Revolving loans amortized cost basis		1,625,799
Total	[1]	4,807,618
MUAH [Member] | Special Mention [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		4,865
Term loans amortized cost basis, 2019		31,361
Term loans amortized cost basis, 2018		49,784
Term loans amortized cost basis, 2017		14,904
Term loans amortized cost basis, 2016		9,522
Term loans amortized cost basis, Prior		30,015
Revolving loans amortized cost basis		76,487
Total	[1]	216,938
MUAH [Member] | Classified [Member] | Credit Quality Based on Internal Credit Ratings [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		8,280
Term loans amortized cost basis, 2019		18,423
Term loans amortized cost basis, 2018		54,545
Term loans amortized cost basis, 2017		6,003
Term loans amortized cost basis, 2016		7,245
Term loans amortized cost basis, Prior		48,024
Revolving loans amortized cost basis		48,749
Total	[1]	191,269
Krungsri [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		1,316,031
Term loans amortized cost basis, 2019		1,197,815
Term loans amortized cost basis, 2018		958,241
Term loans amortized cost basis, 2017		506,919
Term loans amortized cost basis, 2016		285,427
Term loans amortized cost basis, Prior		402,752
Revolving loans amortized cost basis		1,922,946
Revolving loans converted to term loans amortized cost basis		14,514
Total	[1]	6,604,645
Krungsri [Member] | Performing [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		1,251,246
Term loans amortized cost basis, 2019		1,086,710
Term loans amortized cost basis, 2018		855,915
Term loans amortized cost basis, 2017		434,818
Term loans amortized cost basis, 2016		241,811
Term loans amortized cost basis, Prior		314,114
Revolving loans amortized cost basis		1,754,840
Total	[1]	5,939,454
Krungsri [Member] | Under-Performing [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		52,821
Term loans amortized cost basis, 2019		85,408
Term loans amortized cost basis, 2018		74,848
Term loans amortized cost basis, 2017		57,314
Term loans amortized cost basis, 2016		31,886
Term loans amortized cost basis, Prior		57,129
Revolving loans amortized cost basis		144,447
Total	[1]	503,853
Krungsri [Member] | Non-Performing [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		11,964
Term loans amortized cost basis, 2019		25,697
Term loans amortized cost basis, 2018		27,478
Term loans amortized cost basis, 2017		14,787
Term loans amortized cost basis, 2016		11,730
Term loans amortized cost basis, Prior		31,509
Revolving loans amortized cost basis		23,659
Revolving loans converted to term loans amortized cost basis		14,514
Total	[1]	161,338
Other [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		338,342
Term loans amortized cost basis, 2019		164,650
Term loans amortized cost basis, 2018		84,115
Term loans amortized cost basis, 2017		37,394
Term loans amortized cost basis, 2016		11,030
Term loans amortized cost basis, Prior		8,538
Revolving loans amortized cost basis		342,619
Total	[1]	986,688
Other [Member] | Accrual [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		335,830
Term loans amortized cost basis, 2019		159,363
Term loans amortized cost basis, 2018		79,608
Term loans amortized cost basis, 2017		35,366
Term loans amortized cost basis, 2016		10,556
Term loans amortized cost basis, Prior		8,201
Revolving loans amortized cost basis		331,197
Total	[1]	960,121
Other [Member] | Nonaccrual [Member] | Excluding Loans Held For Sale And Covered Loans [Member]
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Term loans amortized cost basis, 2020		2,512
Term loans amortized cost basis, 2019		5,287
Term loans amortized cost basis, 2018		4,507
Term loans amortized cost basis, 2017		2,028
Term loans amortized cost basis, 2016		474
Term loans amortized cost basis, Prior		337
Revolving loans amortized cost basis		11,422
Total	[1]	¥ 26,567

[1]	Total loans in the above table do not include loans held for sale, and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.
[2]	Total loans of MUFG Americas Holdings do not include FDIC covered loans which are not individually rated totaling ¥365 million and nil as of March 31, 2020 and 2021, respectively. The MUFG Group will be reimbursed for a substantial portion of any future losses on FDIC covered loans under the terms of the FDIC loss share agreements.